Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Schedule of accounts receivable net
(In thousands)	December 31, 2021	June 30, 2022
Accounts receivable	18,273	16,114
Less: Allowance for doubtful accounts	(3,350)	(3,195)
Accounts receivable, net	14,923	12,919

Schedule of movement in allowance for doubtful accounts
(In thousands)	December 31, 2021	June 30, 2022
Balance at beginning of the period	3,289	3,350
Additions	67	—
Reversal	(22)	(81)
Exchange difference	16	(74)
Balance at end of the period	3,350	3,195